Loan Payable – Related Party (Tables)	6 Months Ended
Jun. 30, 2025
Loan Payable – Related Party [Abstract]
Schedule of Loan Payable – Related Party

At June 30, 2025 and December 31, 2024, loan payable – related party, consisted of the following.

	June 30, 2025	December 31, 2024
	(Unaudited)
Loan payable, current	$-	$479,498
Non-current loan payable	2,582,500	2,054,992
Total	$2,582,500	$2,534,490